Average Annual Total Returns - Institutional - Vanguard Tax-Managed Small-Cap Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions 10 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	11.10%	12.24%	11.91%	10.70%	11.89%	11.60%	6.71%	9.70%	9.86%	11.29%	12.37%	11.92%	20.79%	15.36%	13.74%